Inventories	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventories	Inventories

	At December 31,
	2020	2021	2022
	(in thousands)
Components	$2,138	$2,683	$6,641
Finished goods	4,996	5,091	4,599
Total inventories at cost	$7,134	$7,774	$11,240
Provision for slow-moving or damaged components	$2	$225	$606
Provision for slow-moving or damaged finished goods	907	1,116	1,247
Total provision for slow-moving or damaged inventory	$909	$1,341	$1,853
Components, net	$2,136	$2,458	$6,035
Finished goods, at the lower of cost and net realizable value	4,089	3,975	3,352
Total net inventories	$6,225	$6,433	$9,387
The provisions for slow-moving or damaged inventory are related to units either damaged or in excess of the units needed to serve the expected demand for identified customers and projects.